SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Risk (Details) - Canon Medical Systems Corporation - Customer Concentration Risk	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	17.30%	18.10%	19.30%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	10.10%	9.80%